Events After the Reporting Date	12 Months Ended
Dec. 31, 2025
Events After the Reporting Date [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 26:-	EVENTS AFTER THE REPORTING DATE

The Company has evaluated subsequent events from December 31, 2025 through April 29, 2026, the date of approval of these consolidated financial statements by the board of directors.

a.

On January 26, 2026, the Company closed acquisition of the complete portfolio of patents, trademarks, know-how, brand names and related intellectual property rights, including unregistered intellectual property rights, owned by Xylo Technologies Ltd. (“Xylo”) for pre-funded warrants to purchase 113,043 ordinary shares, at an exercise price of $0.009 per share to Xylo.

b.

On January 13, 2026, the Company entered into a securities purchase agreement with certain institutional and accredited investors, providing for the issuance of an aggregate of 766,170 ordinary shares, at a purchase price of $1.00 per share. The offering resulted in gross proceeds of approximately $766,170. The Company intends to use the net proceeds from the offering for working capital and general corporate purposes, as may be determined by the Company’s board of directors.

c.

On February 12, 2026, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “February 2026 Holder”). Pursuant to the SPA, the Company may issue and sell, from time to time, convertible promissory notes (the “February 2026 Notes”), in the aggregate principal amount of up to $10,000 (the “February 2026 Subscription Amount”). Upon the signing of the SPA, on February 12, 2026 (the “Initial Closing”), the Company issued to the February 2026 Holder a February 2026 Note in the principal amount of $2,000 for a purchase price of $1,800 (the “Initial Note”). Pursuant to a side letter entered into by the Company and the February 2026 Holder on February 12, 2026, the Company agreed that the February 2026 Holder deliver the purchase price for the Initial Note upon the filing of the Registration Statement (as described below) with the SEC. The Company intends to use the net proceeds from the sale of the February 2026 Notes and any additional net proceeds from the exercise of the Warrants (see below), to the extent exercised in cash, for working capital and general corporate purposes.

Subject to the conditions in the SPA, beginning on April, 1, 2026, the Company may request, at its sole discretion, that the Holder purchase additional February 2026 Notes, each in the principal amount of up to $1,800, with a purchase price payable in cash and equal to 90% of such principal amount, during each subsequent three-month period. Notwithstanding the foregoing, if at any time after the Initial Closing, the daily trading volume of the Company’s ordinary shares is at least 150% of the amount of ordinary shares then outstanding, then the Company may request, at its sole discretion, that the February 2026 Holder purchase additional February 2026 Notes for a purchase price payable in cash equal to 90% of the principal amount, provided that the aggregate principal amount of all notes purchased pursuant to the SPA shall not exceed the February 2026 Subscription Amount.

In addition, under the terms and conditions of the SPA, concurrently with the issuance of each note, the Company shall issue to the Holder, for no additional consideration, an accompanying warrant to purchase the ordinary shares, representing a warrant coverage of 100% of the maximum number of ordinary shares issuable upon conversion of each such February 2026 Note (calculated based on the lower of (i) the closing price of the ordinary share on the Nasdaq Capital Market on the last trading day immediately prior to the date of issuance of such February 2026 Note and (ii) 88% of the lowest daily volume weighted average price during the 20 consecutive trading days immediately preceding the applicable date of conversion).

Thus, at the Initial Closing, the Company issued to the February 2026 Holder a warrant to purchase up to 405,728 ordinary shares (the “Initial Warrant”). The Initial Warrant is exercisable upon issuance at an exercise price of $4.9293 and has a term of 3 years from the Issuance Date, or February 12, 2029.

d.	On February 5, 2026, the Company announced that it intends to effect the Fifth Reverse Share Split of the Company’s issued and outstanding ordinary shares, effective on March 4, 2026. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented. The Fifth Reverse Share Split was approved by the Company’s shareholders at the Company’s annual general meeting of shareholders held on June 26, 2025, to be effected at the board of directors’ discretion within the approved parameters.
e.

On February 28, 2026, a joint military operation (the “Operation”) commenced by the United States and Israel involving attacks in Iran. In response, Iran launched ballistic missiles and unmanned aerial vehicles toward Israel and certain states in the Persian Gulf region. These events have resulted in civilian casualties and property damage in Israel. Additionally, Hezbollah, a terrorist organization in Lebanon, joined the attacks against Israel and Israel has started military operations in Lebanon.

Following the commencement of the Operation, Israel’s Home Front Command announced a “special home front situation” and updated safety guidelines that include, among other measures, restrictions on passenger flights, limitations on gatherings, broad reserve recruitment, and temporary closure of certain businesses, which has contributed to a partial reduction in economic activity.

Subject to the continuation and/or escalation of the Operation, and given its adverse impact on economic conditions in Israel, management expects the Operation to have a negative effect on the Company. Because this is an ongoing event and there is uncertainty regarding its duration, nature, and scope, management is unable to reasonably estimate the extent of the impact at this time.

f.

On March 10, 2026, the Company announced that NeuroThera, in which the Company holds a controlling interest of approximately 75%, has entered into a definitive share purchase agreement (the “CliniQ SPA”), between NeuroThera, CliniQuantum Ltd. (“CliniQ”) and certain selling shareholders to acquire approximately 54.01% of the issued and outstanding ordinary shares of CliniQ (the “CliniQ Shares”) on a fully diluted basis immediately prior to the closing of the transaction (the “CliniQ Transaction”). CliniQ is a quantum technology company holding patents from Ramot, which is Tel Aviv University’s tech transfer company, in the field of quantum simulation and quantum Monte Claro.

Under the CliniQ SPA, NeuroThera will acquire 56,375 CliniQ Shares (the “Purchased Shares”), representing approximately 54.01% of the issued and outstanding ordinary shares of CliniQ from certain shareholders of CliniQ (collectively, the “Selling Shareholders”).

In consideration for the Purchased Shares, NeuroThera will issue an aggregate of 56,600,000 common shares (the “Consideration Shares”) to the Selling Shareholders, representing an aggregate value of approximately $9,460 based on the volume weighted average trading price of the NeuroThera’s common shares on the TSXV for the 20 trading days immediately preceding the date of the determination.

In addition to the Consideration Shares, the Selling Shareholders may be entitled to receive earn-out payments of up to $2,500 in the aggregate (the “Earn-Out Payments”), payable in cash and/or common shares of NeuroThera at the sole discretion of NeuroThera, contingent upon the achievement of the certain milestones, including $500 for each of the first three patent applications filed by CliniQ with the United States Patent and Trademark Office or the European Patent Office, up to a maximum of $1,500 in the aggregate filed during the Earn-Out Period (as defined below); and an amount equal to 7.0% of any fundraising proceeds raised by NeuroThera, up to a maximum of $1,000 in the aggregate. The Earn-Out Payments, if any, are payable during the three-year period following the closing of the Transaction (the “Earn-Out Period”).

Closing of the Transaction is expected to occur within 30 days following the submission of the application for the Israeli tax ruling to the Israeli Tax Authority, subject to satisfaction or waiver of all closing conditions. The closing of the Transaction is anticipated to be on or about May 15, 2026, unless otherwise agreed by the parties in writing.